S000091480 [Member] Expense Example - RJ Eagle GCM Dividend Select Income ETF - RJ Eagle GCM Dividend Select Income ETF	Sep. 12, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	$ 176